UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-06650

LORD ABBETT RESEARCH FUND, INC.
(Exact name of registrant as specified in charter)

90 Hudson Street, Jersey City, NJ		07302
(Address of principal executive offices)		(Zip code)

Christina T. Simmons, Vice President & Assistant Secretary 90 Hudson Street, Jersey City, NJ 07302
(Name and address of agent for service)

Registrant's telephone number, including area code:		(800) 201-6984

Date of fiscal year end:	11/30

Date of reporting period:	2/28/2007

Item 1:   Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT RESEARCH FUND, INC. - AMERICA’S VALUE FUND February 28, 2007

	Shares
Investments	(000)	Value
LONG-TERM INVESTMENTS 96.10%

COMMON STOCKS 63.27%

Chemicals 4.93%
Chemtura Corp.	1,883	$21,621,432
Eastman Chemical Co.	415	24,552,536
Monsanto Co.	379	19,974,779
Total		66,148,747

Commercial Banks 1.11%
Bank of America Corp.	293	14,879,475

Commercial Services & Supplies 2.83%
R.R. Donnelley & Sons Co.	843	30,485,268
Waste Management, Inc.	217	7,388,850
Total		37,874,118

Communications Equipment 1.03%
Avaya Inc.*	1,126	13,830,227

Containers & Packaging 1.66%
Ball Corp.	481	22,247,150

Diversified Consumer Services 2.00%
ServiceMaster Co. (The)	1,965	26,839,018

Diversified Telecommunication Services 3.65%
AT&T Inc.	1,076	39,611,520
Verizon Communications, Inc.	249	9,305,098
Total		48,916,618

Electric Utilities 4.14%
Ameren Corp.	493	25,733,721
Puget Energy Inc.	1,204	29,700,213
Total		55,433,934

Electrical Equipment 1.01%
Hubbell, Inc. Class B	279	13,485,360

Energy Equipment & Services 3.56%
GlobalSantaFe Corp. (Cayman Islands)(b)	406	23,420,832

See Notes to Schedule of Investments

	Shares
Investments	(000)	Value
Energy Equipment & Services (continued)
Halliburton Co.	788	$24,321,088
Total		47,741,920

Food Products 4.28%
H.J. Heinz Co.	562	25,797,288
Kellogg Co.	262	13,064,064
Kraft Foods Inc. Class A	580	18,519,984
Total		57,381,336

Gas Utilities 2.30%
NiSource Inc.	1,294	30,784,260

Hotels, Restaurants & Leisure 1.13%
McDonald’s Corp.	348	15,205,816

Household Durables 4.91%
Newell Rubbermaid, Inc.	915	28,029,548
Snap-on Inc.	395	19,789,500
Tupperware Brands Corp.	771	18,039,746
Total		65,858,794

Insurance 6.18%
ACE Ltd. (Bermuda)(b)	437	24,536,304
PartnerRe Ltd. (Bermuda)(b)	272	18,919,404
Safeco Corp.	207	13,811,040
XL Capital Ltd. Class A (Bermuda)(b)	359	25,510,300
Total		82,777,048

Media 2.76%
Clear Channel Communications, Inc.	790	28,593,054
Interpublic Group of Companies, Inc. (The)*	670	8,436,735
Total		37,029,789

Multi-Line Retail 1.08%
Federated Department Stores Inc.	324	14,481,273

Oil & Gas 3.39%
Chevron Corp.	365	25,042,650
EOG Resources, Inc.	300	20,335,548
Total		45,378,198

See Notes to Schedule of Investments

	Shares
Investments	(000)	Value
Paper & Forest Products 3.80%
Bowater, Inc.	1,129	$27,308,892
MeadWestvaco Corp.	775	23,607,885
Total		50,916,777

Pharmaceuticals 3.79%
Bristol-Myers Squibb Co.	1,086	28,656,901
Mylan Laboratories, Inc.	1,043	22,080,310
Total		50,737,211

Specialty Retail 2.02%
OfficeMax, Inc.	521	27,055,470

Trading Companies & Distributors 1.71%
Genuine Parts Co.	470	22,874,390
Total Common Stocks (cost $713,877,921)		847,876,929

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)
CONVERTIBLE BONDS 4.09%

Aerospace & Defense 0.52%
DRS Technologies, Inc.+	2.00%	2/1/2026	$1,500	1,608,750
EDO Corp.	4.00%	11/15/2025	5,500	5,424,375
Total				7,033,125

Biotechnology 0.78%
Amgen, Inc.	0.125%	2/1/2011	3,000	2,895,000
CV Therapeutics, Inc.	3.25%	8/16/2013	5,000	4,375,000
Genzyme Corp.	1.25%	12/1/2023	3,000	3,123,750
Total				10,393,750

Diversified Telecommunication Services 0.18%
Qwest Communications Int’l., Inc.	3.50%	11/15/2025	1,500	2,456,250

Healthcare Providers & Services 0.16%
Five Star Quality Care, Inc.+	3.75%	10/15/2026	2,000	2,200,000

Hotels, Restaurants & Leisure 0.36%
Hilton Hotels Corp.	3.375%	4/15/2023	3,000	4,807,500

See Notes to Schedule of Investments

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Information Technology Services 0.20%
Electronic Data Systems Corp.	3.875%	7/15/2023	$2,500	$2,662,500

Machinery 0.26%
Roper Industries, Inc.	1.481%	1/15/2034	5,000	3,431,250

Media 0.29%
Sinclair Broadcast Group, Inc.	6.00%	9/15/2012	4,000	3,915,000

Metals & Mining 0.20%
Placer Dome, Inc. (Canada)(b)	2.75%	10/15/2023	2,000	2,697,500

Oil & Gas 0.48%
Devon Energy Corp.	4.90%	8/15/2008	3,000	3,956,250
Hanover Compressor Co.	4.75%	1/15/2014	1,500	2,437,500
Total				6,393,750

Pharmaceuticals 0.31%
MGI PHARMA, Inc.	1.682%	3/2/2024	6,000	4,140,000

Road & Rail 0.35%
CSX Corp.	Zero Coupon	10/30/2021	3,500	4,716,250
Total Convertible Bonds (cost $48,808,836)				54,846,875

			Shares
			(000)
CONVERTIBLE PREFERRED STOCKS 2.13%

Commercial Banks 0.20%
Marshall & Ilsley Corp. (The)	6.50%		100	2,666,000

Electric Utilities 0.48%
CMS Energy Corp.	4.50%		70	6,401,850

Energy Equipment & Services 0.71%
El Paso Corp.	4.99%		8	9,541,875

Insurance 0.74%
Fortis Insurance N.V. (Netherlands)+(b)	7.75%		283	3,871,440
XL Capital Ltd. (Cayman Islands)(b)	7.00%		230	6,005,300
Total				9,876,740
Total Convertible Preferred Stocks (cost $23,430,592)				28,486,465

See Notes to Schedule of Investments

	Shares	U.S. $
Investments	(000)	Value
FOREIGN COMMON STOCKS 5.56%

Australia 1.11%
Coca-Cola Amatil Ltd.(a)	2,272	$14,804,339

Canada 0.48%
CI Financial Income Fund Unit(a)	286	6,485,410

Germany 0.57%
Henkel KGaA(a)	61	7,650,880

United Kingdom 3.40%
Cadbury Schweppes plc(a)	1,407	15,062,074
Kesa Electricals plc(a)	2,302	15,272,864
Royal Bank of Scotland Group plc (The)(a)	386	15,216,559
Total		45,551,497
Total Foreign Common Stocks (cost $66,201,748)		74,492,126

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

GOVERNMENT SPONSORED ENTERPRISE BOND 0.38%

Federal Home Loan Mortgage Corp. (cost $5,060,240)	5.75%	4/15/2008	$5,000	$5,042,210

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 4.11%

Federal National Mortgage Assoc.	6.00%	11/1/2034	6,385	6,455,274
Federal National Mortgage Assoc.	6.00%	1/1/2035	8,026	8,115,113
Federal National Mortgage Assoc.	6.00%	12/1/2035	8,488	8,570,314
Federal National Mortgage Assoc.	6.00%	4/1/2036	4,570	4,611,601
Federal National Mortgage Assoc.	6.50%	4/1/2035	5,933	6,052,643
Federal National Mortgage Assoc.	6.50%	7/1/2035	13,164	13,459,064
Federal National Mortgage Assoc.	6.50%	9/1/2036	7,698	7,850,205
Total Government Sponsored Enterprises Pass-Throughs (cost $55,262,794)				55,114,214

See Notes to Schedule of Investments

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
HIGH YIELD CORPORATE BONDS 16.56%

Auto Components 0.26%
Cooper-Standard Automotive, Inc.	8.375%	12/15/2014	$2,500	$2,112,500
Stanadyne Corp.	10.00%	8/15/2014	1,375	1,433,438
Total				3,545,938

Automobiles 0.29%
Ford Motor Credit Corp.	7.25%	10/25/2011	1,250	1,230,811
Hertz Corp. (The)	8.875%	1/1/2014	2,500	2,706,250
Total				3,937,061

Chemicals 0.83%
Equistar Chemicals, L.P.	7.55%	2/15/2026	3,000	2,992,500
Ineos Group Holdings plc (United Kingdom)+(b)	8.50%	2/15/2016	5,500	5,376,250
Lyondell Chemical Co.	8.25%	9/15/2016	2,575	2,781,000
Total				11,149,750

Commercial Services & Supplies 0.06%
FTI Consulting, Inc.	7.75%	10/1/2016	800	848,000

Consumer Finance 0.36%
Ford Motor Credit Corp.	7.375%	10/28/2009	4,800	4,838,899

Containers & Packaging 0.47%
Crown Cork & Seal, Inc.	7.375%	12/15/2026	4,000	3,790,000
Stone Container Finance Co. of Canada II (Canada)(b)	7.375%	7/15/2014	2,500	2,481,250
Total				6,271,250

Diversified Capital Goods 0.20%
RBS Global & Rexnod Corp.+	9.50%	8/1/2014	2,500	2,650,000

Diversified Consumer Services 0.23%
Allied Waste North America, Inc.	7.25%	3/15/2015	3,000	3,075,000

Diversified Financials 0.26%
Ashtead Capital Inc.+	9.00%	8/15/2016	3,175	3,444,875

See Notes to Schedule of Investments

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Diversified Telecommunication Services 2.46%
Cincinnati Bell, Inc.	7.00%	2/15/2015	$10,000	$10,012,500
Hughes Network Systems, LLC/ Hughes Network Systems Finance Co.	9.50%	4/15/2014	3,500	3,727,500
Intelsat Bermuda Ltd. (Bermuda)+(b)	8.872%#	1/15/2015	1,100	1,131,625
Intelsat Bermuda Ltd. (Bermuda)+(b)	9.25%	6/15/2016	2,325	2,580,750
Qwest Capital Funding, Inc.	7.90%	8/15/2010	10,000	10,500,000
Syniverse Technologies	7.75%	8/15/2013	5,000	5,050,000
Total				33,002,375

Electric Utilities 1.17%
Dynegy Holdings, Inc.	8.375%	5/1/2016	5,000	5,375,000
Edison Mission Energy	7.75%	6/15/2016	4,500	4,792,500
Reliant Energy, Inc.	9.50%	7/15/2013	5,000	5,443,750
Total				15,611,250

Electrical Equipment 0.35%
Baldor Electric Co.	8.625%	2/15/2017	4,500	4,753,125

Electronic Equipment & Instruments 0.46%
NXP B.V. (Netherlands)+(b)	9.50%	10/15/2015	5,925	6,147,187

Energy Equipment & Services 0.18%
Hornbeck Offshore Services, Inc.	6.125%	12/1/2014	2,500	2,375,000

Food Products 0.15%
Landry’s Restaurants, Inc.	7.50%	12/15/2014	2,075	2,075,000

Gas Utilities 0.39%
El Paso Corp.	7.00%	5/15/2011	5,000	5,268,750

Healthcare Providers & Services 0.34%
Tenet Healthcare Corp.	9.25%	2/1/2015	4,500	4,516,875

Hotels, Restaurants & Leisure 0.14%
River Rock Entertainment Authority	9.75%	11/1/2011	1,700	1,823,250

Industrial Conglomerates 0.29%
Park-Ohio Industries, Inc.	8.375%	11/15/2014	4,000	3,940,000

Information Technology Services 0.28%
SunGard Data Systems, Inc.	9.125%	8/15/2013	3,500	3,753,750

See Notes to Schedule of Investments

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Leisure Equipment & Products 0.07%
Turning Stone Resort Casino+	9.125%	9/15/2014	$875	$914,375

Machinery 0.11%
RBS Global & Rexnod Corp.+	8.875%	9/1/2016	1,450	1,486,250

Media 2.51%
Affinion Group Inc.	11.50%	10/15/2015	3,000	3,270,000
AMC Entertainment, Inc.	11.00%	2/1/2016	925	1,055,656
Barrington Broad Co. LLC+	10.50%	8/15/2014	5,000	5,262,500
CCH I Holdings LLC	11.75%	5/15/2014	3,500	3,438,750
CCH I LLC	11.00%	10/1/2015	3,000	3,135,000
Gaylord Entertainment Co.	8.00%	11/15/2013	2,875	2,990,000
Idearc Inc.+	8.00%	11/15/2016	4,500	4,646,250
Mediacom Broadband LLC Corp.	8.50%	10/15/2015	4,175	4,268,938
Mediacom Communications Corp.	9.50%	1/15/2013	2,250	2,317,500
R.H. Donnelley Corp.	8.875%	1/15/2016	3,000	3,217,500
Total				33,602,094

Metals & Mining 0.38%
Aleris Int’l., Inc.+	10.00%	12/15/2016	1,900	2,014,000
Novelis Inc. (Canada)(b)	7.25%	2/15/2015	3,000	3,135,000
Total				5,149,000

Multi-Utilities & Unregulated Power 0.40%
Mirant Americas Generation LLC	9.125%	5/1/2031	5,000	5,362,500

Oil & Gas 0.89%
Chesapeake Energy Corp.	7.625%	7/15/2013	3,500	3,727,500
Houston Exploration Co. (The)	7.00%	6/15/2013	2,200	2,211,000
Pogo Producing Co.	6.625%	3/15/2015	1,000	977,500
Williams Cos., Inc. (The)	7.875%	9/1/2021	4,500	4,950,000
Total				11,866,000

Packaging 0.39%
Berry Plastics Holding Co.	8.875%	9/15/2014	5,000	5,200,000

Paper & Forest Products 1.12%
Abitibi-Consolidated Inc. (Canada)(b)	8.55%	8/1/2010	4,500	4,635,000

See Notes to Schedule of Investments

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Paper & Forest Products (continued)
Bowater, Inc.	6.50%	6/15/2013	$2,000	$1,875,000
Buckeye Technologies, Inc.	8.00%	10/15/2010	1,500	1,507,500
Graphic Packaging Int’l., Corp.	9.50%	8/15/2013	3,400	3,642,250
RBS Global & Rexnod Corp.+	11.75%	8/1/2016	3,000	3,300,000
Total				14,959,750

Pharmaceuticals 0.25%
Warner Chilcott Corp.	8.75%	2/1/2015	3,250	3,404,375

Semiconductors & Semiconductor Equipment 0.42%
Freescale Semiconductor, Inc.+	8.875%	12/15/2014	5,500	5,603,125

Specialty Retail 0.16%
Brookstone Company Inc.	12.00%	10/15/2012	2,000	2,120,000

Textiles & Apparel 0.23%
Elizabeth Arden, Inc.	7.75%	1/15/2014	3,000	3,090,000

Wireless Telecommunication Services 0.46%
Dobson Communications Corp.	8.875%	10/1/2013	3,000	3,108,750
Rural Cellular Corp.	9.75%	1/15/2010	3,000	3,093,750
Total				6,202,500
Total High Yield Corporate Bonds (cost $213,568,998)				221,987,304
Total Long-Term Investments (cost $1,126,211,129)				1,287,846,123

See Notes to Schedule of Investments

	Principal
	Amount
Investments	(000)	Value
SHORT-TERM INVESTMENT 3.50%

Repurchase Agreement
Repurchase Agreement dated 2/28/2007, 4.70% due 3/1/2007 with State Street Bank and Trust Co. collateralized by $37,095,000 of Federal Home Loan Bank at 5.125% due 9/10/2010 and $8,785,000 of Federal Home Loan Mortgage Corp. at 6.875% due 9/15/2010; value: $47,917,719; proceeds: $46,984,129 (cost $46,977,996)	$46,978	$46,977,996

Total Investments in Securities 99.60% (cost $1,173,189,125)		1,334,824,119

Other Assets in Excess of Liabilities 0.40%		5,305,452

Net Assets 100.00%		$1,340,129,571

Unit	More than one class of securities traded together.
*	Non-income producing security.
+

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempt from registration, may only be resold to qualified institutional investors. Unless otherwise noted, 144A securities are deemed to be liquid.

#	Variable rate security. The interest rate represents the rate at February 28, 2007.
(a)	Investments in non-U.S. dollar denominated securities.
(b)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments

Schedule of Investments (unaudited)

LORD ABBETT RESEARCH FUND, INC. - GROWTH OPPORTUNITIES FUND February 28, 2007

		Value
Investments	Shares	(000)
COMMON STOCKS 95.73%

Advertising Agency 2.65%
Lamar Advertising Co. Class A*	206,300	$13,213
National Cinemedia, Inc.*	323,100	8,472
Total		21,685

Aerospace 1.74%
Rockwell Collins, Inc.	217,800	14,262

Agriculture, Fishing & Ranching 2.17%
Monsanto Co.	337,000	17,757

Banks 2.50%
Lazard Ltd. Class A (Bermuda)(a)	238,000	12,254
Northern Trust Corp.	136,100	8,207
Total		20,461

Biotechnology Research & Production 2.43%
Alexion Pharmaceuticals, Inc.*	163,870	6,043
Celgene Corp.*	114,200	6,087
Human Genome Sciences, Inc.*	184,898	2,034
Theravance, Inc.*	176,332	5,687
Total		19,851

Casinos & Gambling 2.64%
International Game Technology	312,900	12,907
WMS Industries, Inc.*	232,700	8,710
Total		21,617

Chemicals 1.01%
Ecolab, Inc.	194,600	8,232

Communications Technology 4.64%
Atheros Communications, Inc.*	407,700	10,303
Ciena Corp.*	272,025	8,561
Harris Corp.	194,000	9,521
WebEx Communications, Inc.*	220,800	9,589
Total		37,974

Computer Services, Software & Systems 5.53%
Akamai Technologies, Inc.*	270,800	13,965
Cognizant Technology Solutions Corp. Class A*	108,900	9,823
Equinix, Inc.*	120,600	9,970
F5 Networks Inc.*	119,500	8,678
QLogic Corp.*	155,400	2,734
Total		45,170

Computer Technology 2.50%
Network Appliance, Inc.*	378,200	14,625
NVIDIA Corp.*	186,500	5,781
Total		20,406

Consumer Electronics 1.71%
Activision, Inc.*	478,700	8,004
THQ Inc.*	185,700	5,981
Total		13,985

Cosmetics 0.30%
Bare Escentuals, Inc.*	71,400	2,484

Diversified Production 2.01%
Danaher Corp.	137,300	9,836
Dover Corp.	137,600	6,576
Total		16,412

Drug & Grocery Store Chains 0.84%
Safeway, Inc.	199,700	6,904

Drugs & Pharmaceuticals 4.24%
Endo Pharmaceuticals Holdings, Inc.*	323,700	10,103
Medicis Pharmaceuticals Corp. Class A	218,700	7,952
Medimmune, Inc.*	130,662	4,169
Shire plc ADR	193,500	12,475
Total		34,699

Education Services 1.52%
ITT Educational Services, Inc.*	155,400	12,429

Electronics 0.50%
Amphenol Corp. Class A	63,000	4,066

Electronics: Medical Systems 1.04%
Hologic, Inc.*	154,400	8,500

Electronics:
Semi-Conductors/Components 2.19%
MEMC Electronic Materials, Inc.*	175,700	9,061

See Notes to Schedule of Investments

1

		Value
Investments	Shares	(000)
Electronics: Semi-Conductors/Components (continued)
National Semiconductor Corp.	136,100	$3,499
Xilinx, Inc.	206,900	5,301
Total		17,861

Entertainment 1.30%
Dreamworks Animation SKG, Inc. Class A*	396,500	10,630

Finance Companies 0.67%
International Securities Exchange Holdings, Inc. Class A	118,500	5,481

Financial Data Processing Services & Systems 2.50%
Alliance Data Systems Corp.*	172,400	10,301
Fiserv, Inc.*	191,500	10,142
Total		20,443

Financial Information Services 1.01%
Factset Research Systems, Inc.	135,900	8,271

Healthcare Facilities 1.12%
ICON plc ADR*	220,381	9,157

Hotel/Motel 3.58%
Hilton Hotels Corp.	336,400	11,875
Starwood Hotels & Resorts Worldwide, Inc.	162,800	10,712
Wynn Resorts Ltd.	68,100	6,675
Total		29,262

Investment Management Companies 1.12%
T. Rowe Price Group, Inc.	196,700	9,158

Leisure Time 1.41%
Life Time Fitness Inc.*	117,700	5,626
Penn National Gaming, Inc.*	125,900	5,871
Total		11,497

Machinery: Oil Well Equipment & Services 1.91%
Cameron International Corp.*	96,300	5,459
Dril-Quip, Inc.*	93,200	3,596
Smith Int’l. Inc.	159,000	6,519
Total		15,574

Medical & Dental Instruments & Supplies 7.40%
Beckman Coulter, Inc.	198,100	12,710
Edwards Lifesciences Corp.*	186,000	9,387
Henry Schein, Inc.*	110,700	5,775
Mentor Corp.	173,600	8,335
St. Jude Medical, Inc.*	257,000	10,190
Thermo Electron Corp.*	311,200	14,088
Total		60,485

Metal Fabricating 1.51%
Precision Castparts Corp.	135,800	12,354

Miscellaneous: Producer Durables 1.42%
BE Aerospace, Inc.*	383,600	11,581

Multi-Sector Companies 1.00%
Textron, Inc.	88,400	8,158

Oil: Crude Producers 4.15%
Cabot Oil & Gas Corp.	201,800	13,634
Range Resources Corp.	426,300	13,612
Southwestern Energy Co.*	172,400	6,723
Total		33,969

Radio & TV Broadcasters 1.59%
Rogers Communications, Inc. Class B (Canada)(a)	399,200	13,034

Restaurants 0.60%
P.F. Chang’s China Bistro, Inc.*	112,700	4,924

Retail 3.68%
American Eagle Outfitters, Inc.	133,350	4,141
Dick’s Sporting Goods, Inc.*	117,700	6,160
J.C. Penney Co., Inc.	100,900	8,184
Nordstrom, Inc.	94,000	4,990
O’Reilly Automotive, Inc.*	191,167	6,582
Total		30,057

See Notes to Schedule of Investments

2

		Value
Investments	Shares	(000)
Savings & Loan 1.22%
Hudson City Bancorp, Inc.	743,600	$9,964

Securities Brokerage & Services 2.26%
IntercontinentalExchange, Inc.*	36,800	5,551
Investment Technology Group*	132,100	5,407
KBW Inc.*	215,700	7,537
Total		18,495

Services: Commercial 3.72%
Corrections Corp. of America*	208,250	10,904
FTI Consulting, Inc.*	199,200	6,687
Monster Worldwide Inc.*	256,500	12,789
Total		30,380

Shipping 1.39%
UTi Worldwide, Inc. (British Virgin Islands)(a)	377,600	11,381

Soaps & Household Chemicals 1.61%
Church & Dwight Co., Inc.	274,100	13,143

Steel 0.76%
Carpenter Technology Corp.	52,100	6,176

Telecommunications Equipment 1.25%
American Tower Corp. Class A*	263,100	10,192

Textiles Apparel Manufacturers 1.48%
Coach, Inc.*	255,600	12,064

Toys 1.08%
Marvel Entertainment, Inc.*	318,000	8,837

Transportation: Miscellaneous 0.71%
Expeditors Int’l. of Washington Inc.	129,400	5,804

Utilities: Telecommunications 2.12%
NII Holdings, Inc.*	129,500	9,174
Time-Warner Telecommunications, Inc. Class A*	371,200	8,170
Total		17,344

Total Common Stocks
(cost $678,582,169)		782,570

SHORT-TERM INVESTMENT 2.72%

Repurchase Agreement
Repurchase Agreement dated 2/28/2007, 4.70% due 3/1/2007 with State Street Bank & Trust Co. collateralized by $665,000 of Federal Home Loan Bank at 3.75% due 8/15/2008 and $22,525,000 of Federal National Mortgage Assoc. at 3.25% due 8/15/2008; value: $22,674,564; proceeds: $22,228,653 (cost $22,225,752)	$22,226	$22,226

Total Investments in Securities 98.45% (cost $700,807,921)		804,796
Other Assets in Excess of Liabilities 1.55%		12,637
Net Assets 100.00%		$817,433

ADR American Depositary Receipt

* Non-income producing security.

(a) Foreign security traded in U.S. dollars

See Notes to Schedule of Investments

3

Schedule of Investments (unaudited)

LORD ABBETT RESEARCH FUND, INC. - LARGE CAP CORE FUND February 28, 2007

		Value
Investments	Shares	(000)
COMMON STOCKS 97.36%

Aerospace 3.80%
Boeing Co. (The)	144,900	$12,645
Lockheed Martin Corp.	140,357	13,654
Northrop Grumman Corp.	68,200	4,900
United Technologies Corp.	125,700	8,250
Total		39,449

Agriculture, Fishing & Ranching 2.07%
Monsanto Co.	407,662	21,480

Banks 6.71%
Bank of America Corp.	242,348	12,328
Bank of New York Co., Inc. (The)	334,200	13,575
JPMorgan Chase & Co.	202,528	10,005
Marshall & Ilsley Corp. (The)	19,800	941
PNC Financial Services Group, Inc. (The)	59,800	4,384
SunTrust Banks, Inc.	58,100	4,898
U.S. Bancorp	192,000	6,847
Wachovia Corp.	139,100	7,702
Wells Fargo & Co.	259,100	8,991
Total		69,671

Beverage: Brewers 0.38%
Anheuser-Busch Cos., Inc.	80,200	3,936

Beverage: Soft Drinks 3.01%
Coca-Cola Co. (The)	295,600	13,799
PepsiCo, Inc.	276,000	17,429
Total		31,228

Biotechnology Research & Production 2.87%
Amgen, Inc.*	48,700	3,129
Baxter Int’l., Inc.	194,987	9,751
Genentech, Inc.*	52,000	4,387
Genzyme Corp.*	79,200	4,895
ImClone Systems, Inc.*	264,925	7,633
Total		29,795

Chemicals 0.82%
Praxair, Inc.	137,800	8,501

Communications & Media 0.36%
Time Warner Inc.	182,800	3,720

Communications Technology 3.96%
Cisco Systems, Inc.*	338,100	8,770
Corning, Inc.*	740,300	15,273
QUALCOMM Inc.	422,200	17,006
Total		41,049

Computer Services, Software & Systems 2.43%
Microsoft Corp.	525,100	14,792
Oracle Corp.*	442,300	7,267
Symantec Corp.*	183,500	3,138
Total		25,197

Computer Technology 1.49%
Hewlett-Packard Co.	103,213	4,064
Int’l. Business Machines Corp.	73,000	6,790
NVIDIA Corp.*	147,800	4,582
Total		15,436

Consumer Electronics 2.71%
Activision, Inc.*	945,052	15,801
Electronic Arts Inc.*	201,500	10,160
Yahoo! Inc.*	70,500	2,176
Total		28,137

Consumer Products 0.75%
Kimberly-Clark Corp.	114,400	7,792

Copper 0.36%
Phelps Dodge Corp.	29,500	3,685

Diversified Financial Services 3.38%
American Express Co.	57,000	3,242
Citigroup, Inc.	282,300	14,228
MetLife, Inc.	82,500	5,210
Morgan Stanley	165,500	12,399
Total		35,079

Drug & Grocery Store Chains 2.38%
CVS Corp.	248,647	7,810
Kroger Co. (The)	475,100	12,196

See Notes to Schedule of Investments

1

		Value
Investments	Shares	(000)
Drug & Grocery Store Chains (continued)
Walgreen Co.	104,500	$4,672
Total		24,678

Drugs & Pharmaceuticals 9.16%
Abbott Laboratories	240,900	13,158
Allergan, Inc.	18,559	2,073
Bristol-Myers Squibb Co.	203,500	5,370
Gilead Sciences, Inc.*	215,812	15,443
Johnson & Johnson	285,500	18,001
Merck & Co., Inc.	87,400	3,860
Novartis AG ADR*	270,826	15,012
Pfizer Inc.	275,600	6,879
Wyeth	311,500	15,239
Total		95,035

Electrical Equipment & Components 1.21%
Emerson Electric Co.	291,134	12,545

Electronics: Medical Systems 1.32%
Medtronic, Inc.	272,800	13,738

Electronics: Semi-Conductors/Components 1.52%
Advanced Micro Devices, Inc.*	163,400	2,461
Intel Corp.	263,600	5,232
Texas Instruments, Inc.	260,400	8,062
Total		15,755

Electronics: Technology 1.92%
General Dynamics Corp.	140,454	10,739
Raytheon Co.	172,200	9,221
Total		19,960

Energy: Miscellaneous 0.35%
Valero Energy Corp.	62,800	3,620

Engineering & Contracting Services 0.74%
Fluor Corp.	90,900	7,678

Entertainment 0.62%
Walt Disney Co. (The)	186,337	6,384

Financial Data Processing Services & Systems 0.30%
Automatic Data Processing, Inc.	62,800	3,127

Financial: Miscellaneous 1.21%
Fannie Mae	115,600	6,558
Freddie Mac	94,100	6,039
Total		12,597

Foods 2.83%
Campbell Soup Co.	221,895	9,060
Kellogg Co.	141,500	7,064
Kraft Foods, Inc. Class A	413,800	13,208
Total		29,332

Gold 1.54%
Barrick Gold Corp. (Canada)(a)	357,500	10,693
Newmont Mining Corp.	116,500	5,250
Total		15,943

Health & Personal Care 1.72%
Medco Health Solutions, Inc.*	194,551	13,154
WellPoint, Inc.*	58,700	4,660
Total		17,814

Healthcare Facilities 0.29%
Quest Diagnostics, Inc.	58,200	2,969

Healthcare Management Services 1.61%
Caremark Rx, Inc.	184,000	11,333
Sierra Health Services, Inc.*	146,000	5,425
Total		16,758

Identification Control & Filter Devices 0.50%
Agilent Technologies, Inc.*	164,100	5,205

Insurance: Multi-Line 1.26%
American Int’l. Group, Inc.	115,892	7,776
Hartford Financial Services Group, Inc. (The)	55,900	5,286
Total		13,062

See Notes to Schedule of Investments

2

		Value
Investments	Shares	(000)
Insurance: Property-Casualty 0.48%
XL Capital Ltd. Class A (Bermuda)(a)	70,500	$5,006

Machinery: Construction & Handling 0.27%
Caterpillar Inc.	43,600	2,809

Machinery: Oil Well Equipment & Services 1.54%
Baker Hughes, Inc.	77,543	5,049
Schlumberger Ltd. (Netherlands Antilles)(a)	174,600	10,965
Total		16,014

Medical & Dental Instruments & Supplies 0.61%
St. Jude Medical, Inc.*	158,500	6,285

Miscellaneous: Consumer Staples 1.06%
Diageo plc ADR	139,181	11,050

Multi-Sector Companies 2.80%
General Electric Co.	684,200	23,892
Honeywell Int’l., Inc.	111,400	5,174
Total		29,066

Oil: Crude Producers 0.16%
XTO Energy, Inc.	32,600	1,684

Oil: Integrated Domestic 0.40%
ConocoPhillips	64,200	4,200

Oil: Integrated International 3.07%
Chevron Corp.	150,500	10,326
ExxonMobil Corp.	300,515	21,541
Total		31,867

Retail 4.97%
Best Buy Co., Inc.	125,200	5,818
Federated Department Stores, Inc.	143,700	6,417
GameStop Corp. Class A*	149,500	7,837
Home Depot, Inc. (The)	12,500	495
Kohl’s Corp.*	76,200	5,257
Target Corp.	145,600	8,959
Wal-Mart Stores, Inc.	348,800	16,847
Total		51,630

Services: Commercial 0.51%
IAC/InterActiveCorp.*	134,500	5,272

Soaps & Household Chemicals 5.22%
Clorox Co. (The)	90,700	5,747
Colgate-Palmolive Co.	271,900	18,315
Procter & Gamble Co. (The)	474,932	30,153
Total		54,215

Textiles Apparel Manufacturers 0.93%
Coach, Inc.*	204,744	9,664

Transportation: Miscellaneous 0.68%
United Parcel Service, Inc. Class B	99,900	7,012

Utilities: Cable TV & Radio 1.70%
Comcast Corp. Class A*	693,761	17,656

Utilities: Electrical 4.57%
Dominion Resources, Inc.	100,800	8,621
FPL Group, Inc.	213,832	12,631
PG&E Corp.	240,217	11,151
Progress Energy, Inc.	136,700	6,679
Southern Co. (The)	233,600	8,363
Total		47,445

Utilities: Telecommunications 2.81%
AT&T Inc.	644,702	23,725
Sprint Nextel Corp.	94,890	1,830
Verizon Communications, Inc.	97,600	3,653
Total		29,208

Total Common Stocks (cost $884,654,666)		1,010,438

See Notes to Schedule of Investments

3

	Principal
	Amount	Value
Investments	(000)	(000)
SHORT-TERM INVESTMENT 2.29%

Repurchase Agreement
Repurchase Agreement dated 2/28/2007, 4.70% due 3/1/2007 with State Street Bank & Trust Co. collateralized by $24,600,000 of Federal Home Loan Bank at 3.75% due 8/15/2008; value: $24,214,346; proceeds: $23,739,936 (cost $23,736,837)	$23,737	$23,737

Total Investments in Securities 99.65% (cost $908,391,503)		1,034,175
Other Assets in Excess of Liabilities 0.35%		3,615
Net Assets 100.00%		$1,037,790

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments

4

Schedule of Investments (unaudited)

LORD ABBETT RESEARCH FUND, INC. - SMALL CAP VALUE FUND February 28, 2007

		Value
Investments	Shares	(000)
COMMON STOCKS 94.56%

Aerospace 3.44%
Curtiss-Wright Corp.(b)	2,657,745	$92,968
Moog Inc. Class A*	900,062	34,302
Teledyne Technologies, Inc.*	277,430	10,556
Total		137,826

Air Transportation 2.01%
AAR Corp.*	1,461,400	42,541
Bristow Group, Inc.*	800,040	29,322
Frontier Airlines Holdings*	1,263,100	8,475
Total		80,338

Aluminum 0.45%
Kaiser Aluminum Corp.*	264,112	17,875

Auto Parts: After Market 0.55%
Commercial Vehicle Group, Inc.*(b)	1,143,900	22,180

Banks 4.93%
Alabama National BanCorp.	713,029	51,723
Cullen/Frost Bankers, Inc.	1,000,800	54,123
First Midwest Bancorp, Inc.	934,100	35,141
Provident Bankshares Corp.	496,800	17,045
Signature Bank*	491,800	15,108
Sterling Financial Corp.	208,997	4,527
United Community Banks, Inc.	342,700	11,196
West Coast Bancorp	276,800	8,401
Total		197,264

Biotechnology Research & Production 0.52%
Kensey Nash Corp.*(b)	730,400	20,933

Building: Heating & Plumbing 0.15%
Interline Brands, Inc.*	285,900	6,050

Building: Materials 2.20%
LSI Industries, Inc.(b)	1,263,030	20,853
NCI Building Systems, Inc.*(b)	1,205,029	67,289
Total		88,142

Building: Miscellaneous 0.07%
Comfort Systems USA, Inc.	215,773	2,937
Communications Technology 5.78%
Anaren, Inc.*(b)	1,745,475	29,097
Anixter Int’l., Inc.*(b)	2,565,005	159,030
Comtech Telecommunications, Corp.*(b)	1,257,577	43,198
Total		231,325

Computer Services, Software & Systems 1.03%
Macrovision Corp.*	1,674,535	41,311

Computer Technology 0.64%
Intermec, Inc.*	1,138,325	25,498

Containers & Packaging: Metal & Glass 0.74%
AptarGroup, Inc.	450,000	29,610

Diversified Manufacturing 4.64%
Barnes Group Inc.	813,834	18,173
Brady Corp.	1,467,829	48,057
CLARCOR, Inc.	948,356	29,390
Hexcel Corp.*(b)	4,980,429	89,946
Total		185,566

Drug & Grocery Store Chains 1.57%
Casey’s General Stores, Inc.	778,600	19,473
Ruddick Corp.	989,386	28,029
Susser Holdings Corp.*(b)	854,329	15,395
Total		62,897

Drugs & Pharmaceuticals 0.67%
Salix Pharmaceuticals, Ltd.*	1,881,200	26,732

Electrical & Electronics 0.73%
Plexus Corp.*	1,789,900	29,354

Electrical Equipment & Components 1.84%
AMETEK, Inc.	619,350	21,182
Baldor Electric Co.	1,172,700	42,686
Genlyte Group, Inc. (The)*	139,988	9,714
Total		73,582

Electronics 1.43%
FLIR Systems, Inc.*	1,542,500	53,617
II-VI Inc.*	77,320	2,391

See Notes to Schedule of Investments.

1

		Value
Investments	Shares	(000)
Electronics (continued)
Orbotech Ltd. (Israel)*(a)	61,695	$1,379
Total		57,387

Electronics: Instruments, Gauges & Meters 0.06%
Keithley Instruments, Inc.	149,460	2,264

Electronics: Medical Systems 0.54%
Greatbatch, Inc.*	825,400	21,427

Electronics: Semi-Conductors/ Components 1.09%
ANADIGICS, Inc.*(b)	3,577,920	43,686

Electronics: Technology 0.95%
ScanSource, Inc.*(b)	1,371,817	37,945

Engineering & Contracting Services 2.28%
Infrasource Services, Inc.*	1,402,050	34,378
URS Corp.*	1,365,000	56,743
Total		91,121

Financial Data Processing Services & Systems 0.64%
Jack Henry & Assoc., Inc.	1,088,300	25,532

Financial: Miscellaneous 1.56%
Financial Federal Corp.(b)	2,300,039	62,308

Forest Products 0.75%
Universal Forest Products, Inc.	578,874	30,003

Health & Personal Care 0.59%
Amedisys, Inc.*	649,282	20,764
Symbion, Inc.*	130,300	2,721
Total		23,485

Healthcare Facilities 0.47%
Radiation Therapy Services, Inc.*	628,500	18,968

Healthcare Management Services 0.85%
Sierra Health Services, Inc.*	920,000	34,187

Household Furnishings 0.61%
Ethan Allen Interiors, Inc.	657,075	24,220

Identification Control & Filter Devices 0.72%
IDEX Corp.	406,650	21,150
Mine Safety Appliances Co.	187,755	7,632
Total		28,782

Insurance: Multi-Line 1.07%
Hub Int’l. Ltd. (Canada)(a)	1,087,300	42,677

Insurance: Property-Casualty 2.72%
IPC Holdings Ltd. (Bermuda)(a)	626,128	18,195
Max Re Capital Ltd. (Bermuda)(a)	830,000	20,302
Navigators Group, Inc. (The)*	525,035	26,094
RLI Corp.	472,000	26,460
Selective Insurance Group, Inc.	725,876	17,741
Total		108,792

Jewelry, Watches & Gemstones 0.55%
Fossil, Inc.*	825,382	22,219

Machinery: Industrial/Specialty 0.95%
Nordson Corp.	595,958	29,071
Woodward Governor Co.	215,529	8,979
Total		38,050

Machinery: Oil Well Equipment & Services 2.77%
CARBO Ceramics Inc.	236,600	10,202
Hanover Compressor Co.*	2,588,720	56,822
Oil States Int’l., Inc.*	923,000	27,090
Superior Energy Services, Inc.*	543,998	16,674
Total		110,788

Medical & Dental Instruments & Supplies 1.74%
Abaxis, Inc.*(b)	1,070,381	24,415
Arrow Int’l., Inc.	515,000	17,186
CONMED Corp.*	541,500	14,816
Invacare Corp.	611,100	11,354
Merit Medical Systems, Inc.*	118,776	1,671
Total		69,442

See Notes to Schedule of Investments.

2

		Value
Investments	Shares	(000)
Metal Fabricating 5.99%
Kaydon Corp.	809,195	$35,095
Quanex Corp.(b)	2,765,050	108,086
Shaw Group, Inc. (The)*	3,129,200	96,316
Total		239,497

Metals & Minerals Miscellaneous 0.75%
A.M. Castle & Co.	68,187	1,964
AMCOL Int’l., Corp.	988,298	28,018
Total		29,982

Miscellaneous: Materials & Processing 1.79%
Rogers Corp.*(b)	1,476,472	71,476

Multi-Sector Companies 4.08%
Carlisle Cos., Inc.	850,035	74,072
Kaman Corp.	90,241	2,058
Trinity Industries, Inc.	2,083,895	87,211
Total		163,341

Oil: Crude Producers 0.76%
Forest Oil Corp.*	316,100	10,084
Petrohawk Energy Corp.*	1,690,000	20,229
Total		30,313

Paints & Coatings 0.82%
H.B. Fuller Co.	1,318,702	32,928

Publishing: Miscellaneous 0.11%
Courier Corp.	118,221	4,516

Railroad Equipment 0.20%
Wabtec Corp.	249,000	8,018

Railroads 0.57%
Genesee & Wyoming, Inc. Class A*	874,475	22,701

Real Estate Investment Trusts 0.87%
DiamondRock Hospitality Co.	1,619,300	29,293
Nationwide Health Properties, Inc.	167,900	5,554
Total		34,847

Rental & Leasing Services: Commercial 3.02%
GATX Financial Corp.	1,500,000	69,240
Williams Scotsman Int’l., Inc.*(b)	2,528,484	51,480
Total		120,720

Restaurants 3.87%
Benihana, Inc. Class A*	265,849	8,172
Cheesecake Factory, Inc. (The)*	800,688	21,851
McCormick & Schmick’s Seafood Restaurants, Inc.*	11,082	279
RARE Hospitality Int’l., Inc.*	1,112,988	34,347
Ruby Tuesday, Inc.(b)	3,077,000	90,156
Total		154,805

Retail 1.96%
Genesco Inc.*	415,000	16,600
Pacific Sunwear of California, Inc.*	892,650	16,068
Pantry, Inc. (The)*	494,027	23,293
Rush Enterprises, Inc. Class A*(b)	1,206,231	22,400
Total		78,361

Savings & Loan 0.64%
KNBT Bancorp, Inc.	503,270	7,610
Webster Financial Corp.	362,000	17,879
Total		25,489

Services: Commercial 1.94%
Rollins, Inc.	814,221	18,727
Waste Connections, Inc.*	1,329,000	58,768
Total		77,495

Shipping 0.71%
Kirby Corp.*	782,800	28,604

Steel 0.38%
Carpenter Technology Corp.	129,940	15,404

Textiles Apparel Manufacturers 0.55%
Quiksilver, Inc.*	1,574,300	21,946

Truckers 1.94%
Heartland Express, Inc.	2,396,714	39,570
Knight Transportation, Inc.	790,500	14,767
Werner Enterprises, Inc.	1,210,400	23,336
Total		77,673

See Notes to Schedule of Investments.

3

		Value
Investments	Shares	(000)
Utilities: Electrical 7.09%
Avista Corp.	2,478,300	$57,992
Black Hills Corp.(b)	2,144,178	77,298
IDACORP, Inc.	697,500	24,301
PNM Resources, Inc.(b)	4,055,600	123,939
Total		283,530

Utilities: Gas Distributors 2.22%
Nicor, Inc.	840,080	39,097
Piedmont Natural Gas Co., Inc.	1,975,000	49,632
Total		88,729

Total Common Stocks (cost $3,279,958,123)		3,783,078
SHORT-TERM INVESTMENT 6.23%

Repurchase Agreement
Repurchase Agreement dated 2/28/2007, 4.70% due 3/1/2007 with State Street Bank & Trust Co. collateralized by $50,000,000 of Federal Farm Credit Bank at 5.05% due 2/1/2011, $26,960,000 of Federal Home Loan Bank at 5.75% due 8/15/2011 and $172,965,000 of Federal Home Loan Mortgage Corp. at 4.50% to 5.45% due from 1/18/2011 to 4/2/2014; value: $254,060,419; proceeds: $249,108,391 (cost $249,075,873)	$249,076	$249,076

Total Investments in Securities 100.79%
(cost $3,529,033,996)		4,032,154
Liabilities in Excess of
Other Assets (0.79%)		(31,510)
Net Assets 100.00%		$4,000,644

* Non-income producing security.

(a) Foreign security traded in U.S. dollars.

(b) Affiliated issuer (holding represents 5% or more of the underlying issuer’s outstanding voting shares.) (See Note 4).

See Notes to Schedule of Investments.

4

Notes to Schedule of Investments (unaudited)

1.   ORGANIZATION

Lord Abbett Research Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940 (the “Act”) as a diversified open-end management investment company, incorporated under Maryland law on April 6, 1992. The Company currently consists of four separate funds: Lord Abbett America’s Value Fund (“America’s Value Fund”), Lord Abbett Growth Opportunities Fund (“Growth Opportunities Fund”), Lord Abbett Large-Cap Core Fund (“Large Cap Core Fund”) and Small-Cap Value Series (“Small Cap Value Fund”) (collectively, the “Funds”).

America’s Value Fund’s investment objective is to seek current income and capital appreciation. Growth Opportunities Fund’s investment objective is capital appreciation. Large Cap Core Fund’s investment objective is to seek growth of capital and growth of income consistent with reasonable risk. Small Cap Value Fund’s investment objective is to seek long-term capital appreciation.

2.   SIGNIFICANT ACCOUNTING POLICIES

(a)      Investment Valuation–Securities traded on any recognized U.S. or non-U.S. exchange or on NASDAQ, Inc. are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. Each Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued at the mean between the bid and asked prices on the basis of prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and electronic data processing techniques. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b)     Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)      Foreign Transactions–The books and records of America’s Value Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned and recorded.

(d)  Repurchase Agreements–Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which the Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

3.   FEDERAL TAX INFORMATION

As of February 28, 2007, the aggregate unrealized security gains and losses based on cost for U.S. Federal income tax purposes are as follows:

	America’s Value Fund	Growth Opportunities Fund
Tax cost	$1,174,876,162	$701,526,941
Gross unrealized gain	164,518,095	108,514,360
Gross unrealized loss	(4,570,138)	(5,245,105)
Net unrealized security gain	$159,947,957	$103,269,255

	Large Cap Core Fund	Small Cap Value Fund
Tax cost	$909,632,813	$3,530,826,476
Gross unrealized gain	138,502,385	554,233,706
Gross unrealized loss	(13,959,905)	(52,906,505)
Net unrealized security gain	$124,542,480	$501,327,201

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of amortization and other temporary tax adjustments.

Notes to Schedule of Investments (unaudited) (continued)

4.   TRANSACTIONS WITH AFFILIATED ISSUERS

An affiliated issuer is one in which a Fund had ownership of at least 5% of the outstanding voting securities of the underlying issuer at any point during the fiscal year. Small Cap Value Fund had the following transactions with affiliated issuers during the period ended February 28, 2007:

Affiliated Issuer	Balance of Shares Held at 11/30/2006	Gross Additions	Gross Sales	Balance of Shares Held at 2/28/2007	Value at 2/28/2007	Net Realized Gain (Loss) 12/1/2006 to 2/28/2007(b)	Dividend Income 12/1/2006 to 2/28/2007(b)
Abaxis, Inc.	882,001	188,380	—	1,070,381	$24,415,391	$—	$—
AMCOL Int’l., Corp.(a)	1,584,348	—	(596,050)	988,298	28,018,248	1,306,280	221,809
ANADIGICS, Inc.	3,060,000	517,920	—	3,577,920	43,686,403	—	—
Anaren, Inc.	1,369,777	375,698	—	1,745,475	29,097,068	—	—
Anixter Int’l., Inc.	2,546,005	63,800	(44,800)	2,565,005	159,030,310	765,574	—
Avista Corp. (a)	3,014,000	—	(535,700)	2,478,300	57,992,220	2,262,720	—
Benihana, Inc. Class A(a)	392,246	—	(126,397)	265,849	8,172,198	84,814	—
Black Hills Corp.	2,093,978	50,200	—	2,144,178	77,297,617	—	729,020
Commercial Vehicle Group, Inc.	1,143,900	—	—	1,143,900	22,180,221	—	—
Comtech Telecommunications Corp.	1,495,477	—	(237,900)	1,257,577	43,197,770	2,009,414	—
Curtiss-Wright Corp.	2,509,545	148,200	—	2,657,745	92,967,920	—	—
Financial Federal Corp.	2,300,039	—	—	2,300,039	62,308,057	—	345,006
Frontier Airlines Holdings(a)	2,409,400	—	(1,146,300)	1,263,100	8,475,401	(1,571,741)	—
Hexcel Corp.	4,725,129	255,300	—	4,980,429	89,946,548	—	—
Kensey Nash Corp.	730,400	—	—	730,400	20,933,264	—	—
LSI Industries, Inc.	1,453,070	—	(190,040)	1,263,030	20,852,625	852,022	165,930
NCI Building Systems, Inc.	696,729	508,300	—	1,205,029	67,288,819	—	—
Plexus Corp. (a)	2,951,500	318,500	(1,480,100)	1,789,900	29,354,360	(2,998,417)	—
PNM Resources, Inc.	4,055,600	—	—	4,055,600	123,939,136	—	892,232
Quanex Corp.	2,686,050	79,000	—	2,765,050	108,085,805	—	376,047
Rogers Corp.	1,260,080	216,392	—	1,476,472	71,476,010	—	—
Ruby Tuesday, Inc.	3,127,100	—	(50,100)	3,077,000	90,156,100	288,530	781,775
Rush Enterprises, Inc. Class A	1,206,231	—	—	1,206,231	22,399,710	—	—
ScanSource, Inc.	1,371,817	—	—	1,371,817	37,944,458	—	—
Susser Holdings Corp.	338,779	515,550	—	854,329	15,395,009	—	—
Williams Scotsman Int’l., Inc.	1,908,192	620,292	—	2,528,484	51,479,934	—	—
Total					$1,406,090,602	$2,999,196	$3,511,819

(a) No longer an affiliated issuer at February 28, 2007.

(b) Represents realized gains (losses) and dividend income earned only when the issuer was an affiliate of the Fund.

Notes to Schedule of Investments (unaudited)(concluded)

5.   INVESTMENT RISKS

America’s Value Fund is subject to the general risks and considerations associated with investing in equity and fixed income securities. The values of the Fund’s equity security holdings and, consequently, the value of an investment in the Fund will fluctuate in response to movements in the stock market in general and to the changing prospects of the individual companies involved. With its emphasis on value stocks, the Fund may perform differently than the market as a whole and other types of stocks, such as growth stocks. The market may fail to recognize the intrinsic value of particular value stocks for a long time. The Fund may invest a significant portion of its assets in mid-sized companies that may be less able to weather economic shifts or other adverse developments than larger, more established companies. Because the Fund is not limited to investing in equity securities, the Fund may have smaller gains in a rising stock market than a fund investing solely in equity securities. In addition, if the Fund’s assessment of a company’s value or prospects for market appreciation or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market. The values of the Fund’s fixed income holdings, and consequently, the value of an investment in the Fund will change as interest rates fluctuate and in response to market movements. When interest rates rise, the prices of these holdings are likely to decline. There is also the risk that an issuer of a fixed income security will fail to make timely payments of principal or interest to the Fund, a risk that is greater with high yield bonds (sometimes called “junk bonds”) in which the Fund may invest. Some issuers, particularly of high yield bonds, may default as to principal and/or interest payments after the Fund purchases their securities. A default, or concerns in the market about an increase in risk of default, may result in losses to the Fund. High yield bonds are subject to greater price fluctuations, as well as additional risks. The Fund may invest up to 20% of its assets in foreign securities, which present increased market, liquidity, currency, political and other risks.

Growth Opportunities Fund is subject to the general risks and considerations associated with equity investing. The value of an investment will fluctuate in response to movements in the stock market in general, and to the changing prospects of individual companies in which the Fund invests. The Fund has particular risks associated with growth stocks. Growth companies may grow faster than other companies, which may result in more volatility in their stock prices. In addition, if the Fund’s assessment of a company’s potential for growth or market condition is wrong, it could suffer losses or produce poor performance relative to other funds, even in a rising market. The Fund invests largely in mid-sized company stocks, which may be less able to weather economic shifts or other adverse developments than larger, more established companies.

Large Cap Core Fund is subject to the general risks and considerations associated with equity investing, as well as the particular risks associated with value and growth stocks. This means the value of an investment will fluctuate in response to movements in the equity securities market in general and to the changing prospects of individual companies in which the Fund invests. Large value and growth stocks may perform differently than the market as a whole and differently than each other or other types of stocks, such as small company stocks. This is because different types of stocks tend to shift in and out of favor depending on market and economic conditions. The market may fail to recognize the intrinsic value of particular value stocks for a long time. Growth stocks may be more volatile than other stocks. In addition, if the Fund’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.

Small Cap Value Fund is subject to the general risks and considerations associated with equity investing, as well as the particular risks associated with value stocks. The value of an investment will fluctuate in response to movements in the stock market in general and to the changing prospects of individual companies in which the Fund invests. Large company value stocks and small company value stocks may perform differently than the market as a whole and other types of stocks such as growth stocks. The market may fail to recognize the intrinsic value of particular value stocks for a long time. In addition, small cap company stocks may be more volatile and less liquid than large cap company stocks. Also, if the Fund’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.

These factors can affect each Fund’s performance.

Item 2:                                  Controls and Procedures.

(a)           Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)          There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:                                  Exhibits.

(i)                                     Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2) is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT RESEARCH FUND, INC.

/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: April 26, 2007

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date:  April 26, 2007